DEALERSHIP SETTLEMENT - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 19, 2022	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Dealership Settlement
Payable for dealership settlement			$ 2,245
Provision for dealership settlement			11,142
Additional paid-in capital			227,310	$ 7,632
Provision for loss on contracts			$ 7,172,529
Dealership Operators
Dealership Settlement
Shares issued as consideration	7,172,529		1,969,425
R e n r e n Inc.
Dealership Settlement
Shares issued as consideration		13,422,613	13,422,613
Equity purchase agreements | Dealership Operators
Dealership Settlement
Equity interest subscribed					70.00%
Shares issued as consideration	4,513,761	8,219,510
Contingent consideration shares			5,203,103
Additional paid-in capital with a fair value			$ 8,897